Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Current assets [Abstract]
Cash and cash equivalents		$ 74,738	[1],[2]	$ 125,948	[1],[2]	$ 60,658	$ 68,641
Total current assets		200,498		235,589
Total non-current assets		1,291,725		1,272,885
Total assets		1,492,223		1,508,474
Current liabilities [Abstract]
Accounts payable and accrued expenses	[2]	20,493		29,398
Total current liabilities		56,605		64,374
Stockholders' equity [Abstract]
Stock		1,610		1,627
Paid-in additional capital		1,228,254		1,243,754
Accumulated deficit		(206,477)		(180,664)
Total equity		1,031,667		1,073,486		1,047,359	1,108,940
Total liabilities and equity		1,492,223		1,508,474
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		8,912		29,601		$ 15,539	$ 5,310
Accounts receivable and prepaid expenses		644		749
Amounts due from related parties		49,368		89,980
Total current assets		58,924		120,330
Investments in subsidiaries		722,671		375,683
Loan to subsidiaries		0		377,131
Total non-current assets		722,671		752,814
Total assets		781,595		873,144
Current liabilities [Abstract]
Accounts payable and accrued expenses		1,059		201
Total current liabilities		1,059		201
Stockholders' equity [Abstract]
Stock		1,610		1,627
Paid-in additional capital		1,180,315		1,196,239
Accumulated deficit		(401,389)		(324,923)
Total equity		780,536		872,943
Total liabilities and equity		$ 781,595		$ 873,144

[1]	Cash and cash equivalents include $370 thousand in restricted cash in 2023 and $316 thousand in restricted cash in 2022, including employee withholding tax.
[2]	Amounts carried at amortized cost.